Other liabilities (non-current and current)	12 Months Ended
Dec. 31, 2021
Other liabilities (non-current and current) [Abstract]
Other liabilities (non-current and current)
Note 20.    Other liabilities (non-current and current)

The following table provides a breakdown of other non-current liabilities:

(In millions of €)	December 31, 2021	December 31, 2020
Redeemable financial liability	32.4	85.3
Non-current financial liability at FVTPL, total	32.4	85.3
Subsidies	1.8	3.6
Derivative liabilities	1.0	3.6
Others	29.0	24.9
Other non-current liabilities, total	31.8	32.1
TOTAL OTHER NON-CURRENT LIABILITIES	64.2	117.4

The following table provides a breakdown of other current liabilities:
(In millions of €)	December 31, 2021	December 31, 2020
Redeemable financial liability	108.4	115.7
Current financial liability at FVTPL, total	108.4	115.7
Accruals on completed contracts	112.0	53.3
Other taxes payable	101.0	105.1
Social security liabilities	41.7	33.4
Payables on litigation settlement	—	42.0
Derivative liabilities	33.2	7.9
Others*	114.7	44.8
Other current liabilities, total	402.6	286.5
TOTAL OTHER CURRENT LIABILITIES	511.0	402.2
*For the year ended December 31, 2021, “Others” notably includes liability on lawsuit litigation for €48.6 million, a €24.8 million liability incurred by Technip Energies N.V. in relation to the Spin-off, €24.2 million of customer advance payment and other current liabilities as well as the short term portion of provisions for pensions and other employee benefits for €9.9 million.